Statutory reserves, restricted net assets and parent company only condensed financial information	12 Months Ended
Dec. 31, 2023
Statutory reserves, restricted net assets and parent company only condensed financial information
Statutory reserves, restricted net assets and parent company only condensed financial information

23.  Statutory reserves, restricted net assets and parent company only condensed financial information

Pursuant to laws applicable to entities incorporated in the PRC, the Company’s subsidiaries in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires an annual appropriation of 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the accumulative amount of such reserve fund reaches 50% of a company’s registered capital, the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends.

As a result of these restrictions under PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. The restricted portion amounted to RMB1,432,854 as of December 31, 2023.

The Company performed a test on the restricted net assets of its subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the condensed financial information for the parent company for the year ended December 31, 2022 and 2023.

For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheet of the Company as “Investment in subsidiaries” and the loss of the subsidiaries is presented as “share of loss from subsidiaries”. The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company. The Company did not have significant capital and other commitments or guarantees as of December 31, 2022 and 2023.

23.  Statutory reserves, restricted net assets and parent company only condensed financial information (continued)

Condensed balance sheet of the parent company

	As of December 31,
	2022	2023
	RMB	RMB
Assets
Cash and cash equivalents	616	2,381
Prepayments and other current assets	23,406	461,183
Total current assets	24,022	463,564
Investment in subsidiaries	3,094,130	2,778,527
Total non-current assets	3,094,130	2,778,527
Total assets	3,118,152	3,242,091
Liabilities
Accrued expenses and other current liabilities	6,112	30,672
Total current liabilities	6,112	30,672
Total non-current liabilities	—	—
Total liabilities	6,112	30,672
Mezzanine equity	7,182,773	—
ZKH Group Limited shareholders’ (deficit)/equity
Ordinary shares	1	4
Additional paid-in capital	—	8,139,349
Statutory reserves	5,278	6,013
Accumulated other comprehensive loss	(51,910)	(25,154)
Accumulated deficit	(4,024,102)	(4,908,793)
Total ZKH Group Limited shareholders’ (deficit)/equity	(4,070,733)	3,211,419
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	3,118,152	3,242,091

23.  Statutory reserves, restricted net assets and parent company only condensed financial information (continued)

Condensed statement of comprehensive loss

	Year ended December 31,
	2022	2023
	RMB	RMB
General and administrative	(6,038)	(8,586)
Interest and investment income	1	—
Interest expense	(73,081)	—
Share of loss from subsidiaries	(643,683)	(297,229)
Others, net	(12,880)	1,501
Net loss attributable to ZKH Group Limited	(735,681)	(304,314)
Accretion on preferred shares to redemption value	(509,281)	(660,070)
Net loss attributable to ZKH Group Limited’s ordinary shareholders	(1,244,962)	(964,384)
Net loss attributable to ZKH Group Limited	(735,681)	(304,314)
Other comprehensive loss:
Foreign currency translation adjustments	(50,980)	26,756
Total comprehensive loss	(786,661)	(277,558)
Accretion on Preferred Shares to redemption value	(509,281)	(660,070)
Total comprehensive loss attributable to ZKH Group Limited’s ordinary shareholders	(1,295,942)	(937,628)

Condensed statement of cash flows

	Year ended December 31,
	2022	2023
	RMB	RMB
Net cash used in operating activities	(277)	(77)
Net cash used in investing activities	(5,559,727)	(402,789)
Net cash provided by financing activities	5,560,594	407,581
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	26	(2,950)
Increase in cash, cash equivalents, and restricted cash	616	1,765
Cash, cash equivalents, and restricted cash at beginning of year	—	616
Cash, cash equivalents, and restricted cash at end of year	616	2,381